Statements of Loss - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Revenue
Total revenue
Cost of sales
Gross profit
Transaction advisory costs		3,899
Operating loss		(3,899)
Other income (expense), net
Loss before income taxes		(3,899)
Provision for income tax
Net loss		$ (3,899)
Per share data
Net loss per share attributable to common stockholders - basic		$ (4,664.21)
Net loss per share attributable to common stockholders - diluted		$ (4,664.21)
Weighted average common shares outstanding - basic		836
Weighted average common shares outstanding - diluted		836
Product [Member]
Revenue
Total revenue
Service [Member]
Revenue
Total revenue